Income Taxes (Summary of Deferred Income Tax Assets (Liabilities)) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liability	$ 3,099	$ 2,903	$ 2,907
Deferred income tax assets	448	262
Deferred income tax liabilities	3,547	3,165
Deferred income tax expense recognized in net earning	182	(31)
Asset retirement obligations and accrued environmental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	319	354
Deferred income tax expense recognized in net earning	35	21
Tax loss and other carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	396	297
Deferred income tax expense recognized in net earning	(93)	75
Pension and other post-retirement benefits liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	151	178
Deferred income tax expense recognized in net earning	(1)	(45)
Long term debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	117	140
Deferred income tax expense recognized in net earning	21	(39)
Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	298	151
Deferred income tax expense recognized in net earning	(151)	47
Receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	48	44
Deferred income tax expense recognized in net earning	(4)	6
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	155	126
Deferred income tax expense recognized in net earning	(30)	(90)
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	98	14
Deferred income tax liabilities	0	0
Deferred income tax expense recognized in net earning	(84)	(14)
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax expense recognized in net earning	0	(72)
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1	1
Deferred income tax expense recognized in net earning	0	11
Loss Carry Forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	3,099	2,903
Deferred income tax expense recognized in net earning	(182)	31
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	4,305	3,765
Deferred income tax expense recognized in net earning	545	132
Goodwill and other intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	347	404
Deferred income tax expense recognized in net earning	(53)	(64)
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	30	39
Deferred income tax expense recognized in net earning	$ (3)	$ 1